Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Statement of cash flows [abstract]
Operating Profit for the year	₨ 3,013	$ 31	₨ 2,257	₨ 2,400
Adjustments for:
Depreciation and amortization & Impairment of goodwill	7,274	77	5,633	4,773
(Gain) / loss on sale of property, plant and equipment	(27)	0	(18)	0
Provision for doubtful receivables/ advances	164	2	195	265
Stock compensation expense	56	1	2	7
Income from lease termination	(1)	0	0	0
Unrealized (gain)/ loss on account of exchange differences	(37)	0	7	34
Amortization of leasehold prepayments	0	0	0	1
Cash flow from operating activities before working capital changes	10,442	111	8,076	7,480
Change in trade receivables - current	(1,831)	(19)	(928)	831
Change in inventories	1,067	11	(566)	(1,451)
Change in Other financial assets - Current and non-current	(386)	(4)	(545)	(1,139)
Change in Other assets - Current and non-current	(1,025)	(11)	(470)	(166)
Change in other assets	(1,025)	(11)	(470)	(166)
Change in trade payables	(4,764)	(50)	1,791	1,170
Change in Other financial liabilities - Current and non-current	378	4	256	(323)
Change in Other liabilities - Current and non-current	3,152	33	1,737	1,332
Change in Other Bank Deposits	787	8	(31)	(534)
Change in employee benefits	6	0	49	20
Cash generated from operations	7,826	83	9,369	7,220
Income taxes (paid)/ refund received	(650)	(7)	(722)	(1,285)
Net cash from / (used in) operating activities	7,176	76	8,647	5,935
Cash flows from / (used in) investing activities
Purchase of property, plant and equipment	(11,956)	(126)	(11,094)	(11,121)
Proceeds from sale of property, plant and equipment	27	0	105	2
Investments in corporate debt securities & Equity	(138)	(1)	(10)	(154)
Investments in preference shares	0	0	(231)	0
Investment income received	96	1	128	71
Amount paid for acquisition of right of use assets	(934)	(10)	(1,222)	(1,256)
Net cash from / (used in) investing activities	(12,905)	(136)	(12,324)	(12,458)
Cash flows from / (used in) financing activities
Proceeds from issue of shares on exercise of options and issue of shares on right issue (including share premium)	27	0	2,532	42
Proceeds from / (repayment) of borrowings (net)	9,315	98	3,504	4,628
Payment of Dividend	0	0	(23)	0
Transaction costs related to rights issue of equity shares	0	0	(52)	0
Proceeds from issue of Non - Convertible Debentures	0	0	2,506	0
Proceeds from issue of Compulsorily convertible debentures	0	0	0	6,000
Principal payment of lease liabilities	(429)	(5)	(279)	(377)
Interest payment of lease liabilities	(336)	(4)	0	0
Finance expenses paid	(3,418)	(36)	(3,458)	(2,851)
Net cash from / (used in) financing activities	5,159	53	4,730	7,442
Net increase / (decrease) in cash and cash equivalents	(570)	(7)	1,053	919
Cash and cash equivalents on April 1	4,671	49	3,619	2,699
Effect of exchange fluctuations on cash held	(3)	0	(1)	1
Cash and cash equivalents on March 31	₨ 4,098	$ 42	₨ 4,671	₨ 3,619